Summary of Liabilities for Guarantees (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 25,673	[1]	$ 22,562	[2]	$ 33,216	[3]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	2,175	[1]	2,341	[2]	5,174	[3]
Liability for guarantees related to income benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	2,200		2,300		5,200
Guaranteed death benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,700		1,700		2,100
Guaranteed accumulation benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	6,000		7,900		15,500
Withdrawal benefit | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,000		1,000		2,100
Other guarantees | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 15,100		$ 9,900		$ 8,400

[1]	Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.2 million, variable annuity accumulation benefits of $6.0 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $15.1 million.
[2]	Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.3 million, variable annuity accumulation benefits of $7.9 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $9.9 million.
[3]	Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of 8.4 million.